Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments

D4    Commitments

The Group has provided, from time to time, certain commitments to third parties.

At 31 December 2023, the Group had $2,456 million unfunded commitments (31 December 2022: $2,626 million) primarily related to investments in infrastructure funds and alternative investment funds in Asia.